UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
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Address:   600 FIFTH AVENUE
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           27th FLOOR
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           NEW YORK, NY 10020
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Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
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Title:     Chairman
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Phone:     212-218-4100
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Signature, Place, and Date of Signing:

       /s/ Edwin H. Morgens             New York                 05/3/07
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $302,434
                                               -------------
                                                (thousands)


List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000)  PRN AMT PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BARR PHARMACEUTICALS  INC COM  COMMON STOCK     068306109      232     5000 SH       SOLE                   5000        0        0
D BIGBAND NETWORKS INC  COM STK  COMMON STOCK     089750509     3602   200000 SH       SOLE                 200000        0        0
D BIOENVISION INC  COM STK       COMMON STOCK     09059N100     2755   673600 SH       SOLE                 673600        0        0
D CARDIOME PHARMA CORP           COMMON STOCK     14159U202     5052   497700 SH       SOLE                 497700        0        0
D CHENIERE ENERGY INC  COM STK   COMMON STOCK     16411R208     7788   250000 SH       SOLE                 250000        0        0
D CLEAR CHANNEL OUTDOO R HOLDING COMMON STOCK     18451C109    13100   497900 SH       SOLE                 497900        0        0
D CURAGEN CORPORATION  NEW HAVEN COMMON STOCK     23126R101     2046   664200 SH       SOLE                 664200        0        0
D CYNOSURE INC CL A COM STK      COMMON STOCK     232577205     2885   100000 SH       SOLE                 100000        0        0
D DAKTRONICS INC  COM STK        COMMON STOCK     234264109    10938   398600 SH       SOLE                 398600        0        0
D DUSA PHARMACEUTICALS  INC COM  COMMON STOCK     266898105     3418   954700 SH       SOLE                 954700        0        0
D DYNEGY INC CL A COM STK        COMMON STOCK     26816Q101    23076  2492000 SH       SOLE                2492000        0        0
D ELECTRONIC ARTS INC  COM STK   COMMON STOCK     285512109     7050   140000 SH       SOLE                 140000        0        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102      277    20000 SH       SOLE                  20000        0        0
D ENERGY METALS CORP             COMMON STOCK     29271B106     4498   376700 SH       SOLE                 376700        0        0
D EV3 INC COM                    COMMON STOCK     26928A200      197    10000 SH       SOLE                  10000        0        0
D EXELON CORP COM                COMMON STOCK     30161N101    27374   398400 SH       SOLE                 398400        0        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109      785    10000 SH       SOLE                  10000        0        0
D FOSTER WHEELER LTD COM         COMMON STOCK     G36535139      292     5000 SH       SOLE                   5000        0        0
D FRONTLINE LIMITED USD2.5       COMMON STOCK     G3682E127     7100   200000 SH       SOLE                 200000        0        0
D HEALTHSOUTH CORP COM           COMMON STOCK     421924309     3065   145900 SH       SOLE                 145900        0        0
D ILLUMINA INC  COM STK          COMMON STOCK     452327109     2918    99600 SH       SOLE                  99600        0        0
D ISIS PHARMACEUTICALS  CALIF CO COMMON STOCK     464330109     2242   241900 SH       SOLE                 241900        0        0
D J CREW GROUP INC               COMMON STOCK     46612H402      201     5000 SH       SOLE                   5000        0        0
D KODIAK OIL & GAS CO            COMMON STOCK     50015Q100     5673  1086700 SH       SOLE                1086700        0        0
D LAMAR ADVERTISING CO CL A COM  COMMON STOCK     512815101    21958   348700 SH       SOLE                 348700        0        0
D MEDTRONIC INC  COM STK         COMMON STOCK     585055106    18339   373800 SH       SOLE                 373800        0        0
D MIRANT CORP WRNT EXP 01/03/201 WARRANTS         60467R118    10639   501831 SH       SOLE                 501831        0        0
D MIRANT CORPORATION WRNTS EXP 1 WARRANTS         60467R126    36628  1661888 SH       SOLE                1661888        0        0
D OPNEXT INC                     COMMON STOCK     68375V105      148    10000 SH       SOLE                  10000        0        0
D ORASURE TECHNOLOGIES  INC COM  COMMON STOCK     68554V108     3572   486000 SH       SOLE                 486000        0        0
D RELIANT ENERGY INC  COM STK    COMMON STOCK     75952B105    12192   600000 SH       SOLE                 600000        0        0
D SHUTTERFLY INC  COM STK        COMMON STOCK     82568P304      802    50000 SH       SOLE                  50000        0        0
D SPECTRA ENERGY CORP            COMMON STOCK     847560109     8498   323500 SH       SOLE                 323500        0        0
D ST JUDE MED INC  COM STK       COMMON STOCK     790849103    19952   530500 SH       SOLE                 530500        0        0
D TASER INTERNATIONAL INC COM ST COMMON STOCK     87651B104    11994  1493700 SH       SOLE                1493700        0        0
D TYCO INTERNATIONAL L TD BERMUD COMMON STOCK     902124106    15803   500900 SH       SOLE                 500900        0        0
D WASHINGTON GROUP INT L INC COM COMMON STOCK     938862208      332     5000 SH       SOLE                   5000        0        0
D WESTERN UNION                  COMMON STOCK     959802109     4948   225400 SH       SOLE                 225400        0        0
D Fuelcell Energy INC            COMMON STOCK     35952H103       65     8300 SH       SOLE                   8300        0        0
